Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 232		¥ 267
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	33		¥ 21
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 8	¥ (28)
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	¥ 2
Fair value of liabilities transferred out of Level 3		10
Fair value of liabilities transferred into Level 3	2	1
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		123
Fair value of assets transferred out of Level 3		240
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	¥ 61	15
Fair value of assets transferred out of Level 3		¥ 29